HORIZONS ETF TRUST I

(the “Trust”)

Horizons NASDAQ 100® Covered Call ETF (“QYLD”)

Horizons S&P 500® Covered Call ETF (“HSPX”)

Horizons DAX Germany ETF (“DAX”)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 2, 2018 to each Fund’s Currently Effective Prospectus

This supplement provides new and additional information beyond that contained in the currently effective Prospectus dated February 28, 2018, as supplemented to date, for each Fund, each of which is a series of the Trust, and should be read in conjunction with that document.

Effective October 1, 2018, Chang Kim, James Ong and Nam To will serve as portfolio managers for the Funds. Jonathan Molchan will continue to serve as a portfolio manager for the Funds.

Accordingly, effective October 1, 2018, the Funds’ disclosures are modified as follows:

The following replaces in its entirety the “Portfolio Managers” subsection and heading in the “Summary Information — Horizons NASDAQ 100® Covered Call ETF” and the “Summary Information—Horizons DAX Germany ETF—Management” sections of the Funds’ Prospectus:

Portfolio Managers. Chang Kim, Portfolio Manager of the Adviser, Jonathan Molchan, Portfolio Manager and Director, Head of Product Development of the Adviser, James Ong, Portfolio Manager of the Adviser, and Nam To, Portfolio Manager of the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Molchan has served as a Portfolio Manager for the Fund since May 2017 and Messrs. Kim, Ong and To have each served as Portfolio Managers of the Fund since October 2018.

The following replaces in its entirety the “Portfolio Managers” subsection and heading in the “Summary Information — Horizons S&P 500® Covered Call ETF” section of the Fund’s Prospectus:

Portfolio Managers. Chang Kim, Portfolio Manager of the Adviser, Jonathan Molchan, Portfolio Manager and Director, Head of Product Development of the Adviser, James Ong, Portfolio Managerof the Adviser, and Nam To, Portfolio Manager of the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Molchan has served as a Portfolio Manager for the Fund since December 2017 and Messrs. Kim, Ong and To have each served as Portfolio Managers of the Fund since October 2018.

In the “Fund Management—Portfolio Managers—Adviser” section of the Prospectus, the following paragraphs are hereby added immediately prior to the heading “Sub-Adviser (Horizons Cadence Hedged US Dividend Yield ETF only)”:

Chang Kim, CFA, Portfolio Manager. Chang Kim has been the Funds’ Portfolio Manager since October 2018 and a Portfolio Manager with Global X Management Company LLC (“Global X”), an affiliate of the Adviser, since September 2009. He was also appointed Chief Operating Officer of Global X in July 2018. Prior to that, Mr. Kim was Head of Portfolio Management and Portfolio Administration since 2016. Chang received a Bachelor of Arts from Yale University in 2009. He earned the CFA designation in February 2014.

James Ong, CFA, Portfolio Manager. James Ong, CFA, has been the Funds’ Portfolio Manager since October 2018, joined Global X in July 2014 and was promoted to Director of Portfolio Management in July 2018. Prior to that, Mr. Ong was Associate Vice President and Portfolio Manager since February 2017. Previously, Mr. Ong served for two years as an investment banker in the Media & Telecom group at Jefferies. Mr. Ong received his Bachelor of Arts in Economics from Harvard University in 2012.

Nam To, Portfolio Manager. Nam To has been the Funds’ Portfolio Manager since October 2018, and joined Global X in July 2017 as Portfolio Management Analyst. Previously, Mr. To was a Global Economics Research Analyst at Bunge Limited from 2014 through 2017. Mr. To received his Bachelor of Arts in Philosophy and Economics from Cornell University in 2014.

Please call 844.723.8637 for more information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

HORIZONS ETF TRUST I

(the “Trust”)

Horizons NASDAQ 100® Covered Call ETF (“QYLD”)

Horizons S&P 500® Covered Call ETF (“HSPX”)

Horizons DAX Germany ETF (“DAX”)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 1, 2018 to each Fund’s Currently Effective Statement of Additional Information

This supplement provides new and additional information beyond that contained in the currently effective Statement of Additional Information dated February 28, 2018, as supplemented to date, for each Fund, each a series of the Trust, and should be read in conjunction with that document.

Effective October 1, 2018, Chang Kim, James Ong and Nam To will serve as portfolio managers for the Funds. Jonathan Molchan will continue to serve as a portfolio manager for the Funds.

Accordingly, effective October 1, 2018, the Funds’ disclosures are modified as follows:

The following rows hereby added to the table under the subsection “Other Accounts Managed by the Portfolio Managers” in the section “Management and Other Service Providers”:

Name of Portfolio Manager	Other Accounts Managed (As of July 31, 2018)			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Chang Kim	Registered investment companies	57	$10,122,780,678]	0	$0.00
	Other pooled investment vehicles	0	$0.00	0	$0.00
	Other accounts	0	$0.00	0	$0.00
James Ong	Registered investment companies	57	$10,122,780,678	0	$0.00
	Other pooled investment vehicles	0	$0.00	0	$0.00
	Other accounts	0	$0.00	0	$0.00
Nam To	Registered investment companies	57	$10,122,780,678	0	$0.00
	Other pooled investment vehicles	0	$0.00	0	$0.00
	Other accounts	0	$0.00	0	$0.00

The following replaces the introductory sentence and table under the subsection “Portfolio Manager Share Ownership” in the section “Management and Other Service Providers”:

As of October 31, 2017 (except where otherwise indicated), the portfolio managers owned the following amounts of the Funds for which they serve as a portfolio manager.

Fund	Jonathan Molchan	Chang Kim*	James Ong*	Nam To*
Horizons DAX Germany ETF	None	None	None	None
Horizons NASDAQ 100® Covered Call ETF	None	None	None	None
Horizons S&P 500® Covered Call ETF	None	None	None	None
Horizons Cadence Hedged US Dividend Yield ETF	None	N/A	N/A	N/A

*       Information is as of August 24, 2018.

Please call 844.723.8637 for more information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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